Exhibit 99.1

SolarCity FTE Series 1, LLC

Solar Loan Backed Notes

Sample Solar Loan Agreed-Upon Procedures

Report To:

SolarCity Corporation

SolarCity Finance Company, LLC

Credit Suisse Securities (USA) LLC

2 November 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

SolarCity Corporation

SolarCity Finance Company, LLC

3055 Clearview Way

San Mateo, California 94402

Credit Suisse Securities (USA) LLC

11 Madison Avenue

New York, New York 10010

Re:	SolarCity FTE Series 1, LLC (the “Issuer”)

Solar Loan Backed Notes (the “Notes”)

Sample Solar Loan Agreed Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Issuer in evaluating the accuracy of certain information with respect to a portfolio of loans (the “Solar Loans”) originated by SolarCity Finance Company, LLC (the “Originator”) to finance the cost to residential obligors of the purchase and installation of photovoltaic systems, including rights to receive principal and interest payments with respect to the Solar Loans relating to the SolarCity FTE Series 1, LLC securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

A member firm of Ernst & Young Global Limited

For the purpose of the procedures described in this report, the Originator, on behalf of the Issuer, provided us with:

a.	An electronic data file labeled “FTE1 Data Tape 10-21-2015 v2.xlsx” and the corresponding record layout and decode information (the “Data File”) that the Originator, on behalf of the Issuer, indicated contains information on certain loans (the “Statistical Solar Loans”) originated by the Originator to finance the cost to residential obligors of the purchase and installation of photovoltaic systems as of 30 September 2015 (the “Statistical Cut-Off Date”),

b.	A schedule (the “Sample Solar Loan Listing Schedule”) that the Originator, on behalf of the Issuer, indicated contains a list of identification numbers (“Job IDs”), each corresponding to one of 275 Statistical Solar Loans (the “Sample Solar Loans”), as shown on the Data File, which are listed on Exhibit 1 to Attachment A,

c.	Imaged copies of:

i.	The solar home improvement agreement and amendment and/or change order thereto (collectively, the “Agreement”) and

ii.	Certain printed system screen shots from the Originator’s servicing system (the “System Screen Shots,” together with the Agreement, the “Source Documents”)

for each Sample Solar Loan,

d.	Certain schedules that the Originator, on behalf of the Issuer, indicated contain information relating to the:

i.	County (the “Geographic Location Schedule”),

ii.	Borrower FICO score (the “FICO Score Schedule”),

iii.	Payment by ACH transfer status (the “AR Report Schedule”),

iv.	First payment date, current interest rate and current rate ($/kWh) (the “Accounting Report Schedule”) and

v.	Current loan balance and current rollover balance (the “IR Report Schedule,” together with Geographic Location Schedule, FICO Score Schedule, AR Report Schedule, Accounting Report Schedule and Source Documents, the “Sources”)

for each Sample Solar Loan,

e.	The list of relevant characteristics (the “Sample Characteristics”) as shown on the Data File, which are listed on Exhibit 2 to Attachment A and

f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The Sample Solar Loans were selected by the Originator, on behalf of the Issuer. The Originator, on behalf of the Issuer, did not inform us as to the basis for how they selected the number of Sample Solar Loans or the selection criteria they used to select the Sample Solar Loans. The Originator, on behalf of the Issuer, indicated that the Sample Solar Loans and Statistical Solar Loans are expected to be representative of the Solar Loans.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Data File, Sample Solar Loan Listing Schedule, Sources, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Sample Solar Loan Listing Schedule, Sources or any other information provided to us by the Originator, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Statistical Solar Loans or Solar Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Originator, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Solar Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Solar Loans,

iii.	Whether the originator of the Solar Loans complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Solar Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

2 November 2015

Attachment A

Procedures performed and our associated findings

1.	For each Sample Solar Loan, we compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Originator, on behalf of the Issuer, that are stated in the notes to Exhibit 2 to Attachment A. The Source(s) that we were instructed by the Originator, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

A member firm of Ernst & Young Global Limited

Exhibit 1 to Attachment A

Sample Solar Loans

Sample Solar Loan Number	Job ID
1	JB-XXXXXXX-00
2	JB-XXXXXXX-00
3	JB-XXXXXXXX-00
4	JB-XXXXXXX-00
5	JB-XXXXXXX-00
6	JB-XXXXXXX-00
7	JB-XXXXXXX-00
8	JB-XXXXXXX-00
9	JB-XXXXXXX-00
10	JB-XXXXXXXX-00
11	JB-XXXXXXX-00
12	JB-XXXXXXX-00
13	JB-XXXXXXX-00
14	JB-XXXXXXX-00
15	JB-XXXXXXX-00
16	JB-XXXXXXX-00
17	JB-XXXXXXX-00
18	JB-XXXXXXX-00
19	JB-XXXXXXX-00
20	JB-XXXXXXX-00
21	JB-XXXXXXX-00
22	JB-XXXXXXX-00
23	JB-XXXXXXXX-00
24	JB-XXXXXXX-00
25	JB-XXXXXXX-00
26	JB-XXXXXXX-00
27	JB-XXXXXXX-00
28	JB-XXXXXXXX-00
29	JB-XXXXXX-00
30	JB-XXXXXXX-00
31	JB-XXXXXXXX-00
32	JB-XXXXXXX-00
33	JB-XXXXXXX-00
34	JB-XXXXXXX-00
35	JB-XXXXXXX-00
36	JB-XXXXXXX-00
37	JB-XXXXXXX-00
38	JB-XXXXXXX-00
39	JB-XXXXXXX-00
40	JB-XXXXXXX-00
41	JB-XXXXXXX-00
42	JB-XXXXXXX-00
43	JB-XXXXXXX-00
44	JB-XXXXXXX-00
45	JB-XXXXXXX-00
46	JB-XXXXXXX-00

Sample Solar Loan Number	Job ID
47	JB-XXXXXXX-00
48	JB-XXXXXXX-00
49	JB-XXXXXXX-00
50	JB-XXXXXXX-00
51	JB-XXXXXXX-00
52	JB-XXXXXXX-00
53	JB-XXXXXXX-00
54	JB-XXXXXXX-00
55	JB-XXXXXXX-00
56	JB-XXXXXXX-00
57	JB-XXXXXXXX-00
58	JB-XXXXXXX-00
59	JB-XXXXXXX-00
60	JB-XXXXXXXX-00
61	JB-XXXXXXXX-00
62	JB-XXXXXXX-00
63	JB-XXXXXXX-00
64	JB-XXXXXXX-00
65	JB-XXXXXXX-00
66	JB-XXXXXXX-00
67	JB-XXXXXXX-00
68	JB-XXXXXXX-00
69	JB-XXXXXXX-00
70	JB-XXXXXXX-00
71	JB-XXXXXXX-00
72	JB-XXXXXXX-00
73	JB-XXXXXXX-00
74	JB-XXXXXXX-00
75	JB-XXXXXXX-00
76	JB-XXXXXXX-00
77	JB-XXXXXXX-00
78	JB-XXXXXXX-00
79	JB-XXXXXXX-00
80	JB-XXXXXXX-00
81	JB-XXXXXXX-00
82	JB-XXXXXX-00
83	JB-XXXXXXX-00
84	JB-XXXXXXX-00
85	JB-XXXXXXXX-00
86	JB-XXXXXXX-00
87	JB-XXXXXXX-00
88	JB-XXXXXXX-00
89	JB-XXXXXXX-00
90	JB-XXXXXXX-00
91	JB-XXXXXXX-00
92	JB-XXXXXXX-00

Exhibit 1 to Attachment A

Sample Solar Loan Number	Job ID
93	JB-XXXXXXX-00
94	JB-XXXXXXX-00
95	JB-XXXXXXX-00
96	JB-XXXXXXX-00
97	JB-XXXXXX-00
98	JB-XXXXXXX-00
99	JB-XXXXXXXX-00
100	JB-XXXXXX-00
101	JB-XXXXXXX-00
102	JB-XXXXXXX-00
103	JB-XXXXXXX-00
104	JB-XXXXXXX-00
105	JB-XXXXXXX-00
106	JB-XXXXXXX-00
107	JB-XXXXXXX-00
108	JB-XXXXXXX-00
109	JB-XXXXXXX-00
110	JB-XXXXXXX-00
111	JB-XXXXXXX-00
112	JB-XXXXXXX-00
113	JB-XXXXXXX-00
114	JB-XXXXXXX-00
115	JB-XXXXXXX-00
116	JB-XXXXXXX-00
117	JB-XXXXXXX-00
118	JB-XXXXXXX-00
119	JB-XXXXXXX-00
120	JB-XXXXXXX-00
121	JB-XXXXXXX-00
122	JB-XXXXXXX-00
123	JB-XXXXXXX-00
124	JB-XXXXXXX-00
125	JB-XXXXXXX-00
126	JB-XXXXXXX-00
127	JB-XXXXXXX-00
128	JB-XXXXXX-00
129	JB-XXXXXXX-00
130	JB-XXXXXXX-00
131	JB-XXXXXXX-00
132	JB-XXXXXXX-00
133	JB-XXXXXXX-00
134	JB-XXXXXXX-00
135	JB-XXXXXXX-00
136	JB-XXXXXXX-00
137	JB-XXXXXXXX-00
138	JB-XXXXXXX-00
139	JB-XXXXXXX-00
140	JB-XXXXXXX-00

Sample Solar Loan Number	Job ID
141	JB-XXXXXXX-00
142	JB-XXXXXXX-00
143	JB-XXXXXXX-00
144	JB-XXXXXXX-00
145	JB-XXXXXXX-00
146	JB-XXXXXXX-00
147	JB-XXXXXXX-00
148	JB-XXXXXX-00
149	JB-XXXXXXX-00
150	JB-XXXXXXX-00
151	JB-XXXXXXX-00
152	JB-XXXXXXX-00
153	JB-XXXXXXX-00
154	JB-XXXXXXX-00
155	JB-XXXXXX-00
156	JB-XXXXXX-00
157	JB-XXXXXXX-00
158	JB-XXXXXXX-00
159	JB-XXXXXXX-00
160	JB-XXXXXX-00
161	JB-XXXXXXXX-00
162	JB-XXXXXXX-00
163	JB-XXXXXXX-00
164	JB-XXXXXX-00
165	JB-XXXXXX-00
166	JB-XXXXXXXX-00
167	JB-XXXXXXXX-00
168	JB-XXXXXXX-00
169	JB-XXXXXXX-00
170	JB-XXXXXXX-00
171	JB-XXXXXXX-00
172	JB-XXXXXXX-00
173	JB-XXXXXXX-00
174	JB-XXXXXXX-00
175	JB-XXXXXXX-00
176	JB-XXXXXXX-00
177	JB-XXXXXXX-00
178	JB-XXXXXXX-00
179	JB-XXXXXXX-00
180	JB-XXXXXXX-00
181	JB-XXXXXXX-00
182	JB-XXXXXXX-00
183	JB-XXXXXXX-00
184	JB-XXXXXXX-00
185	JB-XXXXXXX-00
186	JB-XXXXXXX-00
187	JB-XXXXXXX-00
188	JB-XXXXXXX-00

Exhibit 1 to Attachment A

Sample Solar Loan Number	Job ID
189	JB-XXXXXXX-00
190	JB-XXXXXXX-00
191	JB-XXXXXXX-00
192	JB-XXXXXXX-00
193	JB-XXXXXXX-00
194	JB-XXXXXXX-00
195	JB-XXXXXXX-00
196	JB-XXXXXXX-00
197	JB-XXXXXXX-00
198	JB-XXXXXXXX-00
199	JB-XXXXXXX-00
200	JB-XXXXXXXX-00
201	JB-XXXXXXX-00
202	JB-XXXXXXX-00
203	JB-XXXXXX-00
204	JB-XXXXXXX-00
205	JB-XXXXXXXX-00
206	JB-XXXXXXX-00
207	JB-XXXXXXX-00
208	JB-XXXXXXX-00
209	JB-XXXXXXX-00
210	JB-XXXXXX-00
211	JB-XXXXXXX-00
212	JB-XXXXXXXX-00
213	JB-XXXXXXXX-00
214	JB-XXXXXXX-00
215	JB-XXXXXXX-00
216	JB-XXXXXXX-00
217	JB-XXXXXXX-00
218	JB-XXXXXXXX-00
219	JB-XXXXXXX-00
220	JB-XXXXXXXX-00
221	JB-XXXXXXX-00
222	JB-XXXXXXX-00
223	JB-XXXXXXX-00
224	JB-XXXXXXX-00
225	JB-XXXXXXX-00
226	JB-XXXXXXXX-00
227	JB-XXXXXX-00
228	JB-XXXXXXX-00
229	JB-XXXXXXX-00
230	JB-XXXXXXXX-00
231	JB-XXXXXX-00
232	JB-XXXXXXX-00

Sample Solar Loan Number	Job ID
233	JB-XXXXXXX-00
234	JB-XXXXXX-00
235	JB-XXXXXXX-00
236	JB-XXXXXXX-00
237	JB-XXXXXXX-00
238	JB-XXXXXXX-00
239	JB-XXXXXXX-00
240	JB-XXXXXXX-00
241	JB-XXXXXXX-00
242	JB-XXXXXXX-00
243	JB-XXXXXXX-00
244	JB-XXXXXXX-00
245	JB-XXXXXXX-00
246	JB-XXXXXXX-00
247	JB-XXXXXXX-00
248	JB-XXXXXXX-00
249	JB-XXXXXXX-00
250	JB-XXXXXXX-00
251	JB-XXXXXXX-00
252	JB-XXXXXXX-00
253	JB-XXXXXXX-00
254	JB-XXXXXXX-00
255	JB-XXXXXXX-00
256	JB-XXXXXX-00
257	JB-XXXXXXX-00
258	JB-XXXXXXX-00
259	JB-XXXXXX-00
260	JB-XXXXXXX-00
261	JB-XXXXXXX-00
262	JB-XXXXXXX-00
263	JB-XXXXXXX-00
264	JB-XXXXXX-00
265	JB-XXXXXX-00
266	JB-XXXXXXX-00
267	JB-XXXXXXX-00
268	JB-XXXXXXX-00
269	JB-XXXXXXX-00
270	JB-XXXXXXX-00
271	JB-XXXXXXX-00
272	JB-XXXXXXX-00
273	JB-XXXXXXX-00
274	JB-XXXXXXX-00
275	JB-XXXXXXX-00

Note:	To protect the personal information of the borrowers, all Job IDs have been redacted to only display non-specific alpha-numeric information.

Exhibit 2 to Attachment A

Sample Characteristics

Sample Characteristic	Source(s)	Note(s)
Job ID	Agreement	i.

Installation ID	Agreement	i.

City	Agreement

State	Agreement

Zip code	Agreement

System size (kw)	Agreement

Contract estimated annual production	Agreement

Annual escalator (%)	Agreement

Period 1 performance guarantee	Agreement

Period 1 performance guarantee refund rate	Agreement

Period 2 performance guarantee refund rate	Agreement

Original term (months)	Agreement

Principal including down payment	Agreement

Original rate ($/kWh)	Agreement	ii.

Utility name	System Screen Shots

PTO date	System Screen Shots

Panel manufacturer	System Screen Shots

Inverter manufacturer	System Screen Shots

County	Geographic Location Schedule	iii.

Exhibit 2 to Attachment A

Sample Characteristic	Source(s)	Note(s)
FICO score	FICO Score Schedule

Payment by ACH transfer	AR Report Schedule	iv.

First payment date	Accounting Report Schedule	iv., v., vi.

Last payment date	Agreement and recalculation	vii.

Seasoning (months)	Recalculation	viii.

Remaining term (months)	Agreement and recalculation	ix.

Current interest rate	Accounting Report Schedule	iv.

Current rate ($/kWh)	Accounting Report Schedule	iv.

Current loan balance	IR Report Schedule	iv.

Current rollover balance	IR Report Schedule	iv.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the original rate ($/kWh) Sample Characteristic for each Sample Solar Loan, the Originator, on behalf of the Issuer, instructed us to use the original rate ($/kWh), as shown on the Agreement, corresponding to the ACH transfer value, as shown on the Data File.

iii.	For purpose of comparing the county Sample Characteristic for each Sample Solar Loan, the Originator, on behalf of the Issuer, instructed us to use the county, as shown on the Geographic Schedule, corresponding to the zip code, as shown on the Data File.

iv.	The Originator, on behalf of the Issuer, indicated that Sample Solar Loan numbers 41, 93, 199, 219 and 225 were not included in the AR Report Schedule, Accounting Report Schedule or IR Report Schedule. We were instructed by the Originator, on behalf of the Issuer, not to compare the payment by ACH transfer, first payment date, current interest rate, current rate ($/kWh), current loan balance and current rollover balance Sample Characteristics for Sample Solar Loan numbers 41, 93, 199, 219 and 225.

v.	We were instructed by the Originator, on behalf of the Issuer, not to compare the first payment date Sample Characteristic for Sample Solar Loans with a first payment date value of “none,” as shown on the Accounting Report Schedule.

Exhibit 2 to Attachment A

Notes: (continued)

vi.	For the purpose of comparing the first payment date Sample Characteristic for each Sample Solar Loan (except for the Sample Solar Loans described in notes iv. and v. above), the Originator, on behalf of the Issuer, instructed us to note agreement if the month and year of the first payment date, as shown on the Accounting Report Schedule, agreed with the month and year of the first payment date, as shown on the Data File.

vii.	For the purpose of comparing the last payment date Sample Characteristic for each Sample Solar Loan, the Originator, on behalf of the Issuer, instructed us to recalculate the last payment date by adding the:

a.	Original term (months), as shown on the Agreement, to

b.	First payment date, as shown on the Data File.

For the purpose this procedure, the Originator, on behalf of the Issuer, instructed us to note agreement if the month and year of the last payment date, as recalculated above, agreed with the month and year of the last payment date, as shown on the Data File.

viii.	For the purpose of comparing the seasoning (months) Sample Characteristic for each Sample Solar Loan, the Originator, on behalf of the Issuer, instructed us to recalculate the seasoning (months) as the maximum of:

a.	The result of:

(i)	Recalculating the difference in days (assuming each year contains 360 days composed of twelve 30 day months) between the first payment date, as shown on the Data File, and the Statistical Cut-Off Date,

(ii)	Dividing the result obtained in (i) above by 30,

(iii)	Adding 1 to the result obtained in (ii) above and

(iv)	Rounding the result obtained in (iii) above to the nearest integer

and

b.	0.

ix.	For the purpose comparing the remaining term (months) Sample Characteristic for each Sample Solar Loan, the Originator, on behalf of the Issuer, instructed us to recalculate the remaining term (months) by subtracting the:

a.	Seasoning (months), as recalculated in note viii. above, from

b.	Original term (months), as shown on the Agreement.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Originator, on behalf of the Issuer, that are described in the notes above.

Exhibit 3 to Attachment A

Sample Characteristic Differences

Sample Solar Loan Number	Sample Characteristic	Data File Value	Source Value
30	City	Los Angeles	Westchester

37	City	Highlands Ranch	Littleton